Annual Total Returns - Fidelity Advisor Freedom® 2050 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2050 Fund - Class A	May 28, 2022
Bar Chart Table:
Annual Return 2012	14.67%
Annual Return 2013	21.16%
Annual Return 2014	5.29%
Annual Return 2015	(1.05%)
Annual Return 2016	8.19%
Annual Return 2017	21.35%
Annual Return 2018	(8.49%)
Annual Return 2019	26.28%
Annual Return 2020	17.16%
Annual Return 2021	15.71%